COMMITMENTS & CONTINGENCIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS & CONTINGENCIES
COMMITMENTS & CONTINGENCIES

NOTE 8 – COMMITMENTS & CONTINGENCIES

The Company has an existing coal lease agreement with the U.S. Bureau of Land Management (“BLM”). Rental payments of $3,867 are payable to the BLM by the first of September each year. In addition, a royalty payment of eight percent of gross sales for production up to 900,000 tons is due to the BLM each month. The Company is also required to make payments each quarter to the Bureau of Land Reclamation. The payment is equal to $0.15 per ton of coal mined.

Mining operations are subject to conditions that can impact the safety of our workforce or delay coal deliveries or increase the cost of mining for varying lengths of time. These conditions include mine collapses; fires and explosions from methane gas or coal dust; accidental mine water discharges; weather, flooding and natural disasters; unexpected maintenance problems; key equipment failures; variations in coal seam thickness; variations in the amount of rock and soil overlying the coal deposit; variations in rock and other natural materials and variations in geologic conditions.

Coal mining, especially underground coal mining, is inherently dangerous and great care must be taken to assure safe, continued operations. Past experiences of others in the industry indicate that lapses in safety practices can result in catastrophic collapse of a coal mining operation. Even when best mining practices are strictly observed, natural disasters such as an earthquake could possibly destroy a coal mine’s operations. Any catastrophic event at the coal mine which would close the mine for an extended period of time likely would cause the failure of operations. The Company maintains insurance policies that provide limited coverage for some of these risks, although there can be no assurance that these risks would be fully covered by these insurance policies. Despite the Company’s efforts, significant mine accidents could occur and have a substantial impact. Such impact resulting from accidents could take the form of increased premiums on insurance policies, litigation, fines and penalties imposed by regulating agencies.

In connection with the Hidden Splendor Plan of Reorganization, which became effective on December 19, 2008, Hidden Splendor is obligated to make payments to creditors over time in an aggregate principal amount of not less than approximately $10,000,000 and up to approximately $10,700,000 over a period not exceeding seven years from the effective date of the Plan. Under the Plan, America West must pay all of Hidden Splendor’s post-petition liabilities that Hidden Splendor cannot pay, in the ordinary course of business, in an amount not to exceed $1,560,000.

In September 2010, Kenneth Rushton, the Chapter 7 Trustee for C.W. Mining Company dba Co-Op Mining Company in the Chapter 7 bankruptcy action on file in the United States District Bankruptcy Court in the District of Utah, brought an adversarial proceeding naming Hidden Splendor Resources, Inc. as a defendant. In this action, the trustee alleges that a $40,000 payment the debtor made to Hidden Splendor in 2007 is avoidable under 11 U .S.C. Section 548 and alleges that the Trustee may recover from Hidden Splendor the value of that payment. Hidden Splendor denies that the trustee is entitled to the relief he seeks and will file an answer to the complaint. America West believes the probability of incurring any losses associated with this claim to be minimal. As such, no expenses have been accrued.

In September 2010, Kenneth Rushton, the Chapter 7 Trustee for C.W. Mining Company dba Co-Op Mining Company in the Chapter 7 bankruptcy action on file in the United States District Bankruptcy Court in the District of Utah, brought an adversarial proceeding naming America West Marketing, Inc. as a defendant. In this action, the trustee alleges that during 2009, America West Marketing purchased 5,795 tons of coal that was either: (1) mined by a third party under the authority of the debtor's operating permit and in violation of the automatic stay in the pending bankruptcy action; (2) mined by the debtor; or (3) purchased by a third party with coal sale proceeds generated by coal previously mined by the Debtor, and claims trustee is entitled to a judgment against America West Marketing in the amount of $204,077 in connection with the transfer of that coal. America West Marketing denies that the trustee is entitled to the relief he seeks and will file an answer to the complaint. America West believes the probability of incurring any losses associated with this claim to be minimal. As such, no expenses have been accrued.

Occasionally, Hidden Splendor is issued citations by the Mine Safety and Health Administration in connection with regular inspections of the Horizon Mine. At times, Hidden Splendor challenges citations, resulting in reductions to proposed penalties or administrative adjudications with no penalties. As of June 30, 2012, Hidden Splendor has challenges pending in several administrative actions. Such actions cover a total of approximately $1,200,000 of proposed, assessed penalties. Management is unable to predict the outcome of these pending administrative actions. If America West is not successful in eliminating or significantly reducing such proposed penalties, such result could adversely affect the company’s financial condition and operations. Management has determined that of the total amount, the probable liability arising from these citations is approximately $771,800 which was accrued at December 31, 2011. An additional $474,935 was accrued during the three months ended June 30, 2012 for a total accrual as of June 30, 2012 of $1,246,735.

In December 2010, the Company agreed to serve as guarantor on $250,000 of debt payments owed by Wild West Trucking, a trucking company owned by America West's Chief Executive Officer, to its secured creditor Zions Bank.